Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.3%
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,669,350
Arizona 0.8%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	2,168,640
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	12,043,356
Arizona, State Industrial Development Authority, 2nd Tier Great Lakes Senior Living Revenue Communities Project, Series B, 5.0%, 1/1/2049	1,400,000	1,594,978
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project:
144A, 5.0%, 7/1/2049	2,000,000	2,123,220
144A, 5.0%, 7/1/2054	3,490,000	3,693,676
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 4.5%, 1/1/2049	3,750,000	4,135,200
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
Series B, 144A, 5.0%, 7/1/2049	2,575,000	2,956,203
Series B, 144A, 5.0%, 7/1/2054	1,840,000	2,096,441
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2049	825,000	890,786
144A, 5.0%, 6/15/2052	1,410,000	1,515,369
		33,217,869
California 12.7%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	9,500,000	11,498,230
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	14,029,527
Series A-1, 5.0%, 6/1/2047	5,900,000	6,265,033
Series A-1, 5.25%, 6/1/2047	3,700,000	3,947,382
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	24,749,806
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,873,042
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,845,000	1,926,014
4.0%, 9/1/2046	2,905,000	3,074,042
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	37,811,200
5.0%, 2/1/2033	8,000,000	8,640,960
5.0%, 8/1/2035	13,210,000	15,996,782
5.0%, 2/1/2043	20,000,000	22,228,400
5.0%, 5/1/2044	11,200,000	12,967,024
5.25%, 4/1/2035	15,340,000	16,720,907
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	20,011,934
5.25%, 9/1/2030	5,000,000	5,328,400
5.25%, 10/1/2032	25,000,000	26,724,750
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	12,028,300
California, State Municipal Finance Authority Revenue, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,907,872
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	29,254,000
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	9,067,691
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,737,609
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	8,061,970
Series A, 144A, 5.0%, 12/1/2046	3,500,000	4,008,165
Series A, 144A, 5.5%, 12/1/2058	2,705,000	3,273,726
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	11,232,510
Series C, AMT, 5.0%, 5/15/2029	7,050,000	9,039,016
Series B, AMT, 5.0%, 5/15/2030	5,715,000	7,410,183
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,995,612
Series B, AMT, 5.0%, 5/15/2031	8,350,000	10,788,701
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,978,994
Series C, AMT, 5.0%, 5/15/2044	4,000,000	4,961,720
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	19,058,100
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	12,244,414
Series C, AMT, 5.0%, 7/1/2030	13,690,000	17,626,423
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,488,540
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,837,390
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,957,500
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	8,000,000	9,937,840
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	27,683,975
Series A, AMT, 5.0%, 5/1/2040	14,000,000	16,108,260
Series D, AMT, 5.0%, 5/1/2043	28,800,000	36,010,080
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	4,165,000	5,150,272
Series O, 4.0%, 5/15/2030	5,000,000	6,124,200
Series O, 4.0%, 5/15/2031	3,335,000	4,070,134
		539,836,630
Colorado 5.7%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,998,000
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	48,845,400
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	3,000,000	3,735,000
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,835,700
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 4.0%, 11/15/2043	16,000,000	18,936,640
Series A, 5.0%, 12/1/2043	4,890,000	5,859,345
Series A, 5.0%, 12/1/2048	7,825,000	9,345,319
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2038	3,000,000	3,593,220
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,070,170
Colorado, Transportation/Tolls Revenue, Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,967,240
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	18,465,200
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,302,500
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,933,396
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,329,785
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,742,050
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,274,971
Denver, CO, International Business Center Metropolitan District No.1, Series B, 6.0%, 12/1/2048	1,515,000	1,634,988
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	6,635,000	7,213,639
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,679,146
		239,761,709
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	14,096,160
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	19,032,217
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	3,145,885
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, Prerefunded, 5.0%, 7/1/2041	20,000,000	20,876,000
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,470,060
		76,620,322
Delaware 0.1%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,331,343
District of Columbia 1.9%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,786,320
Series A, 5.0%, 6/1/2033	10,300,000	12,525,513
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	377,295
5.0%, 7/1/2049	1,275,000	1,573,631
5.0%, 7/1/2054	1,150,000	1,407,370
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Green Bond, Series A, 4.0%, 10/1/2049	10,125,000	11,887,864
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	9,015,653
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,580,706
Series A, AMT, 5.0%, 10/1/2032	5,000,000	6,134,300
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,463,658
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	10,805,000	13,282,370
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,863,622
Series A, 5.0%, 10/1/2030	1,455,000	1,856,289
		81,754,591
Florida 6.7%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,509,535
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,988,858
Series Q-1, Prerefunded, 5.0%, 10/1/2037	29,000,000	32,116,920
AMT, 5.0%, 10/1/2042	10,000,000	12,284,800
AMT, 5.0%, 10/1/2047	8,950,000	10,922,490
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	19,135,000	21,402,689
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5%**, 1/1/2049	7,145,000	7,383,214
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,509,360
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,719,168
Series B, 4.0%, 10/1/2037	1,500,000	1,725,450
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	9,065,000	9,994,253
144A, 4.375%, 5/1/2050	7,575,000	8,369,920
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Series A, AMT, 4.0%, 10/1/2044	12,000,000	14,072,160
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	11,536,800
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,851,325
Manatee County, FL, Transportation Project, 4.0%, 10/1/2044	7,970,000	9,476,171
Marco Island, FL, Utility Systems Revenue, Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,024,630
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, Prerefunded, 5.0%, 10/1/2031	3,000,000	3,306,210
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,352,650
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, Prerefunded, 5.375%, 10/1/2035	210,000	215,563
Series A-1, Prerefunded, 5.375%, 10/1/2041	7,000,000	7,185,430
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,540,625
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,034,005
Miami-Dade County, FL, Water & Sewer System Revenue, Series B, 4.0%, 10/1/2049	30,000,000	35,223,300
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	2,630,000	2,777,201
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	20,441,595
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series C, 5.0%, 5/15/2038	2,000,000	2,267,360
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,891,569
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,434,601
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	465,000	472,403
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,922,400
		283,952,655
Georgia 3.3%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	770,141
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2028	5,000,000	5,789,050
Brookhaven, GA, Development Authority Revenue, Children's Healthcare, Inc., Series A, 4.0%, 7/1/2044	5,860,000	6,916,441
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	21,694,719
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,882,216
Series A, 5.25%, 10/1/2036	11,115,000	11,869,041
Series A, 5.25%, 10/1/2041	5,000,000	5,336,750
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,799,377
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	1,946,383
Series A, 5.5%, 2/15/2045	4,720,000	4,735,859
Georgia, Brooklyn Development Authority Revenue, Children's Healthcare, Series A, 4.0%, 7/1/2049	8,000,000	9,379,360
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,454,312
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	2,703,591
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co.	5,000,000	5,006,400
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	18,722,171
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,733,850
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	4,635,000	5,490,992
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	6,407,650
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	6,560,300
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,454,044
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,266,664
		138,919,311
Hawaii 0.6%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	17,017,392
Series A, AMT, 5.0%, 7/1/2041	8,930,000	10,431,758
		27,449,150
Illinois 7.9%
Chicago, IL, Board of Education:
Series A, Zero Coupon, 12/1/2026	1,390,000	1,226,244
Series A, 5.0%, 12/1/2034	810,000	1,011,196
Series H, 5.0%, 12/1/2046	3,470,000	4,144,984
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	4,500,000	5,431,365
Series A, 5.5%, 1/1/2049	4,825,000	6,021,455
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	8,132,320
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2035	4,250,000	5,132,130
Series D, AMT, 5.0%, 1/1/2047	5,735,000	6,837,152
Series A, AMT, 5.0%, 1/1/2048	18,635,000	22,916,578
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,273,461
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	3,165,705
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,999,658
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,380,235
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	12,414,987
Series A, 5.0%, 6/15/2057	6,000,000	7,079,580
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	11,162,417
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	9,258,225
Prerefunded, 6.0%, 6/1/2028	17,315,000	18,431,991
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,894,640
Series A, 6.7%, 11/1/2021, INS: NATL	6,580,000	7,008,292
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	985,000	1,011,093
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	2,435,000	2,608,591
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,552,536
Series A, 5.0%, 1/1/2037	3,965,000	4,728,818
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	9,825,000	9,930,520
Illinois, State Finance Authority Revenue, Lutheran Communities:
Series A, 5.0%, 11/1/2040	765,000	849,861
Series A, 5.0%, 11/1/2049	1,045,000	1,147,755
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,950,483
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	14,106,480
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2030	4,230,000	5,334,411
Series B, 5.0%, 10/1/2031	6,500,000	8,174,855
Series B, 5.0%, 10/1/2032	5,000,000	6,275,350
5.0%, 2/1/2027	8,075,000	9,926,840
Series D, 5.0%, 11/1/2028	9,425,000	11,679,083
5.0%, 1/1/2035	4,200,000	4,940,082
Series A, 5.0%, 5/1/2035	11,000,000	13,613,160
Series A, 5.0%, 5/1/2036	14,355,000	17,727,707
Series A, 5.0%, 12/1/2038	4,760,000	5,796,490
Series A, 5.0%, 12/1/2039	10,240,000	12,444,979
Series A, 5.0%, 5/1/2040	3,000,000	3,644,550
Series A, 5.0%, 5/1/2043	7,000,000	8,450,120
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	21,796,067
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,747,674
		336,360,120
Indiana 1.5%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:
5.0%, 11/15/2043	1,725,000	2,005,968
5.0%, 11/15/2048	3,410,000	3,940,187
5.0%, 11/15/2053	15,400,000	17,725,246
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	17,395,000	18,826,783
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,163,305
Indiana, State Finance Authority, Exempt Facilities Revenue, Green Bond, RES Plyflow Indiana LLC, Project, 144A, AMT, 7.0%, 3/1/2039	2,665,000	2,756,489
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,893,550
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,530,960
		62,842,488
Iowa 0.5%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Obligated Group:
Series A, 5.0%, 5/15/2043	6,705,000	7,792,216
Series A, 5.0%, 5/15/2047	3,500,000	3,979,675
Series A, 5.0%, 5/15/2048	8,220,000	9,474,701
		21,246,592
Kentucky 0.3%
Kentucky, State Economic Development Finance Authority, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	6,000,000	7,470,000
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,495,843
Series A, 5.25%, 6/1/2041	1,915,000	2,304,913
		11,270,756
Louisiana 0.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,351,258
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,029,850
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	9,265,000	10,273,217
		18,654,325
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,776,029
Maryland 1.1%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	3,570,000	3,930,713
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	20,000,000	24,372,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,833,087
Series A, 5.0%, 5/15/2045	5,000,000	6,048,950
		46,185,550
Massachusetts 0.4%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series B, 11/15/2056*	314,524	96,383
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	776,055
144A, 5.0%, 10/1/2057	1,700,000	1,880,132
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,523,365
Series S-1, 5.0%, 7/1/2033	4,000,000	5,114,240
Series L, Prerefunded, 5.0%, 7/1/2036	70,000	73,903
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,143,280
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,209,470
		14,816,828
Michigan 0.8%
Michigan, State Finance Authority Revenue, Series A, 4.0%, 12/1/2049	15,000,000	17,617,500
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,928,864
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,190,958
		33,737,322
Minnesota 0.8%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	6,183,400
Series A, 5.0%, 2/15/2053	14,060,000	17,338,792
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	5,018,444
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	6,056,850
		34,597,486
Missouri 0.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,827,622
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,775,910
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership loan Program, Series B, 4.0%, 5/1/2050	4,290,000	4,800,596
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village:
5.0%, 9/1/2048	3,255,000	3,743,218
Series A, 5.125%, 9/1/2048	7,500,000	8,612,925
Series A, 5.125%, 9/1/2049	7,975,000	9,153,944
		32,914,215
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	6,205,141
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2033, GTY: Goldman Sachs Group, Inc.	3,815,000	5,164,136
		11,369,277
Nevada 0.0%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	9,000,000	1,510,290
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	10,465,800
New Jersey 2.3%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,126,104
Series DDD, 5.0%, 6/15/2042	2,775,000	3,305,996
Series BBB, 5.5%, 6/15/2030	22,440,000	27,918,277
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,511,120
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,775,696
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,471,867
Series A, 5.0%, 6/15/2047	3,205,000	3,830,135
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	3,570,000	4,479,208
Series A, 5.0%, 12/15/2034	5,710,000	7,151,375
Series A, 5.0%, 12/15/2036	2,385,000	2,974,119
Series A, Prerefunded, 6.0%, 6/15/2035	6,000,000	6,399,060
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	6,421,231
Series B, 5.0%, 6/1/2046	16,500,000	19,447,725
Series A, 5.25%, 6/1/2046	2,630,000	3,265,303
		96,077,216
New Mexico 0.6%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	7,017,331
Series A, 4.0%, 6/1/2030	5,795,000	6,996,999
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	4,250,000	4,705,898
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, "I", Series D, 3.75%, 1/1/2050	4,325,000	4,795,084
		23,515,312
New York 14.3%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2034	10,940,000	14,009,108
Series A-2, 5.0%, 11/15/2045	5,000,000	6,260,450
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,300,975
Series D, 5.0%, 11/15/2038	13,635,000	15,592,441
Series B, 5.25%, 11/15/2044	25,000,000	29,010,000
New York, Metropolitan Transportation Authority Revenue, Green Bond:
Series A-1, 4.0%, 11/15/2044, INS: AGMC	12,050,000	14,347,091
Series A-2, 5.0%, 11/15/2027	9,000,000	11,281,770
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,062,040
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	800,000	803,064
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Prerefunded, 5.0%, 2/15/2035	9,305,000	10,471,196
Series B, 5.0%, 2/15/2035	30,000,000	35,742,900
Series A, 5.0%, 2/15/2039	3,950,000	4,890,890
Series C, 5.0%, 3/15/2041	10,000,000	10,442,200
Series C, 5.0%, 3/15/2042	14,750,000	17,006,455
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	6,439,000
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	48,563,550
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series B, 4.0%, 1/1/2050, INS: AGMC	40,000,000	47,338,800
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,536,229
AMT, 5.0%, 1/1/2034	2,045,000	2,531,424
AMT, 5.0%, 1/1/2036	2,045,000	2,522,323
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,691,501
Series A, AMT, 5.0%, 7/1/2046	14,190,000	16,334,677
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,840,022
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	1,195,000	1,386,642
Series B, 5.0%, 6/1/2045	12,800,000	13,416,832
Series B, 5.0%, 6/1/2048	7,385,000	7,731,504
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,692,096
Series TE, 5.0%, 12/15/2035	4,000,000	4,610,360
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	7,013,580
Series AA, 5.0%, 6/15/2040	24,000,000	31,660,080
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series EE, 5.375%, 6/15/2043	3,810,000	3,943,655
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	6,343,815
Series A, 5.0%, 2/1/2031	5,000,000	6,315,900
Series F-1, 5.0%, 5/1/2031	4,900,000	6,231,183
Series D-1, 5.0%, 2/1/2038	17,655,000	20,327,614
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2A, 4.0%, 7/15/2037	5,000,000	5,943,250
Series S-2A, 4.0%, 7/15/2038	8,500,000	10,073,180
Series S-3, 5.0%, 7/15/2031	4,000,000	5,230,040
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,548,776
New York, NY, General Obligation:
Series B-1, 5.0%, 12/1/2031	2,000,000	2,516,700
Series D-1, 5.0%, 10/1/2033	25,000,000	26,671,500
Port Authority of New York & New Jersey:
Series 214, AMT, 4.0%, 9/1/2037	2,000,000	2,407,640
Series 214, AMT, 4.0%, 9/1/2038	2,000,000	2,400,080
Series 214, AMT, 4.0%, 9/1/2039	2,000,000	2,394,300
Series 207, AMT, 5.0%, 9/15/2031	5,000,000	6,406,650
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	12,753,400
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	12,108,700
AMT, 5.0%, 10/15/2034	5,775,000	6,926,593
AMT, 5.0%, 10/15/2035	2,865,000	3,431,468
Port Authority of New York & New Jersey, Two Hundred Eighteen, Series B, AMT, 4.0%, 11/1/2047	5,770,000	6,818,928
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	8,189,110
AMT, 5.0%, 10/15/2034	5,250,000	6,535,567
Port Authority of New York & New Jersey, Two Hundred Seven:
AMT, 5.0%, 9/15/2029	8,000,000	10,342,240
AMT, 5.0%, 9/15/2030	20,000,000	25,730,600
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,042,100
		605,162,189
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,522,605
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,473,298
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	6,370,000	7,143,318
		19,139,221
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,076,639
Ohio 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Series B-2, Class 2, 5.0%, 6/1/2055 (a)	10,665,000	12,060,835
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	7,265,597
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded, 5.0%, 1/1/2030	1,000,000	1,077,380
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,135,124
5.0%, 1/1/2046	2,790,000	3,198,568
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	15,433,452
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,571,920
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,952,666
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,230,151
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,004,206
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	440,000	454,269
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,570,575
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,038,520
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	7,500,000	8,574,675
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	4,000,000	4,520,880
Ohio, State Housing Finance Agency , Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	5,495,000	6,268,971
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,173,522
Series A-1, 5.25%, 2/15/2031	9,375,000	10,489,500
Series A-1, 5.25%, 2/15/2032	7,500,000	8,389,275
		147,410,086
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,713,639
Series B, 5.5%, 8/15/2057	9,385,000	11,610,747
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,524,221
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	8,400,000	9,114,168
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,812,841
		32,775,616
Pennsylvania 3.5%
Cumberland County, PA, Municipal Authority, Asbury Pennsylvania Obligation Group, 5.0%, 1/1/2045	1,055,000	1,179,036
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	738,729
5.0%, 12/1/2048	720,000	797,414
5.0%, 12/1/2053	1,055,000	1,165,501
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,541,357
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	1,665,000	1,939,092
Series A, 5.0%, 12/1/2048	4,335,000	4,975,280
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Prerefunded, 5.375%, 12/1/2041	12,550,000	13,526,515
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,368,027
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,909,650
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,621,711
5.0%, 6/1/2028	1,290,000	1,656,747
5.0%, 6/1/2029	1,290,000	1,649,007
5.0%, 6/1/2030	855,000	1,086,654
5.0%, 6/1/2031	865,000	1,095,600
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,699,390
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	11,707,200
Series D, 5.0%, 8/15/2032	5,000,000	6,006,400
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	14,613,960
Series A-1, 5.0%, 12/1/2040	15,000,000	17,798,100
Series B-1, 5.0%, 6/1/2042	6,950,000	8,408,666
Series A-1, 5.0%, 12/1/2042	5,000,000	6,196,650
Series A, 5.0%, 12/1/2044	20,335,000	25,521,645
Series A-1, 5.0%, 12/1/2047	3,335,000	4,105,985
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,155,898
		146,464,214
Puerto Rico 0.5%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	35,000,000	7,565,950
Series A-1, 5.0%, 7/1/2058	12,933,000	14,832,470
		22,398,420
South Carolina 2.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,743,654
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,963,150
5.0%, 11/1/2046	7,490,000	8,822,246
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,564,926
South Carolina, State Jobs-Economic Development Authority, Residential Facility Revenue, Episcopal Home at Still Hopes:
Series A, 5.0%, 4/1/2048	3,085,000	3,423,579
Series A, 5.25%, 4/1/2053	4,000,000	4,468,960
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	5,351,412
Series A, 5.0%, 12/1/2036	4,780,000	5,787,003
Series C, 5.0%, 12/1/2046	6,850,000	7,918,120
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	41,976,233
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	18,883,753
		111,903,036
South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	23,205,956
5.0%, 7/1/2046	16,140,000	19,462,419
		42,668,375
Tennessee 0.5%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	7,186,140
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	4,687,080
Series B, AMT, 4.0%, 7/1/2054	6,000,000	6,994,080
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2021, GTY: Goldman Sachs Group, Inc.	2,000,000	2,125,480
		20,992,780
Texas 11.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,588,211
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	13,358,674
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	18,687,807
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032 (a)	2,320,000	3,184,803
Series A, 5.0%, 11/15/2033 (a)	2,475,000	3,388,968
Series B, 5.0%, 11/15/2034	5,000,000	6,238,550
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	8,825,000	9,780,924
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	31,289,100
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,726,039
Series B, 5.0%, 1/1/2048	8,615,000	10,378,146
Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson's Gulf Coast Energy Project, Series A, 144A, AMT, 4.0%, 1/1/2050	1,730,000	1,801,622
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	8,135,820
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	31,091,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	4,410,000	5,237,184
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,817,880
5.0%, 8/15/2043	9,900,000	11,000,187
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, Prerefunded, 5.0%, 11/15/2040	7,000,000	7,206,220
Texas, Dallas/Fort Worth International Airport Revenue, Series D, 5.0%, 11/1/2035	24,425,000	25,096,443
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	6,000,000	7,111,980
Series B, Prerefunded, 5.25%, 10/1/2051	20,000,000	23,063,800
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,519,963
AMT, 5.0%, 11/1/2034	1,000,000	1,214,210
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	27,239
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,154,600
Texas, Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700%, 1.969% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,505,000	16,558,311
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	5,000,000	5,480,550
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: Goldman Sachs Group, Inc.	5,575,000	5,923,215
5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	3,332,890
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	7,141,896
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,995,000	20,234,927
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,477,070
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,948,875
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	23,306,375
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,808,545
Series C, 5.0%, 8/15/2042	5,085,000	5,871,599
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	10,029,490
Series B, 4.0%, 10/15/2033	20,000,000	24,223,400
Series A, 4.0%, 10/15/2036	5,000,000	5,930,450
Series B, 4.0%, 10/15/2036	23,580,000	28,382,774
Series B, 4.0%, 10/15/2037	7,000,000	8,399,650
Series A, 4.0%, 10/15/2044	14,165,000	16,919,384
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	12,750,000	21,509,122
		483,577,893
Utah 0.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	6,350,700
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,773,153
Series A, AMT, 5.0%, 7/1/2047	13,435,000	16,267,098
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,845,458
		30,236,409
Virginia 1.9%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	2,035,425
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	14,865,000	17,721,607
AMT, 5.0%, 12/31/2052	4,655,000	5,539,124
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	17,517,464
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,691,342
Series A, 4.0%, 9/1/2031	4,710,000	5,512,490
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,615,398
Virginia, State Public Building Authority, Public Facility Revenue, Series A, 4.0%, 8/1/2039	5,000,000	6,075,700
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	9,700,000	11,525,055
		79,233,605
Washington 4.4%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,624,772
4.0%, 12/1/2037	15,000,000	17,950,950
5.0%, 12/1/2031	14,345,000	18,821,644
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	10,325,491
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,701,516
Series A, AMT, 5.0%, 5/1/2031	9,200,000	11,356,296
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	8,064,444
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	22,507,360
Washington, Energy Northwest Electric Revenue:
Series C, 5.0%, 7/1/2030	14,405,000	18,824,454
Series C, 5.0%, 7/1/2031	10,675,000	13,894,793
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	20,683,040
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	11,260,000	11,681,011
Washington, State Health Care Facilities Authority, Commonspirit Health Obligation, Series A-2, 5.0%, 8/1/2044	3,500,000	4,357,500
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	2,085,080
5.0%, 8/15/2035	1,470,000	1,781,861
5.0%, 8/15/2036	980,000	1,185,624
Washington, State Housing Finance Commission, Non-profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	9,777,111
		187,622,947
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	24,122,069
Wisconsin 0.9%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	885,000	946,384
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,540,000	1,647,030
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	835,000	874,078
144A, 5.75%, 5/1/2054	8,100,000	8,486,937
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,778,759
144A, 5.0%, 10/1/2048	4,315,000	4,905,594
144A, 5.0%, 10/1/2053	8,100,000	9,186,048
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	8,500,000	9,642,910
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	335,000	361,971
Series A, 5.0%, 9/15/2045	445,000	478,802
Series A, 5.0%, 9/15/2050	1,780,000	1,908,373
		40,216,886
Total Municipal Bonds and Notes (Cost $3,784,366,992)		4,208,852,921
Underlying Municipal Bonds of Inverse Floaters (b) 0.2%
Texas
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (c) (Cost $10,617,286)	10,000,000	10,229,700
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.180%, 10/1/2020, Leverage Factor at purchase date: 2 to 1
	Shares	Value ($)
Open-End Investment Companies 0.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.953% *** (Cost $6,220,112)	6,218,344	6,219,587
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,801,204,390)	99.7	4,225,302,208
Floating Rate Notes (b)	(0.1)	(5,000,000)
Other Assets and Liabilities, Net	0.4	14,914,927
Net Assets	100.0	4,235,217,135

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Current yield; not a coupon rate.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$4,219,082,621	$—	$4,219,082,621
Open-End Investment Companies	6,219,587	—	—	6,219,587
Total	$6,219,587	$4,219,082,621	$—	$4,225,302,208

(d)	See Investment Portfolio for additional detailed categorizations.